Benefit Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 12, 2013
Defined Benefit Plan Disclosure [Line Items]
401(k) plan matching contribution			$ 3,789	$ 3,367	$ 3,001
Equity Incentive Plan, expense	627,657	0
Equity Incentive Plan,accrual	0		225,249	146,175		552,000
Equity Incentive Plan
Defined Benefit Plan Disclosure [Line Items]
Equity Incentive Plan, expense			617	645	220
Equity Incentive Plan,accrual			$ 1,206	$ 865